Financial Risk Management - Additional Information (Detail)	12 Months Ended											12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2012 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2012 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2012 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2013 Interest Rate Swaps [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swaps [Member] EUR (€)	Dec. 31, 2013 Cost of sales [Member] EUR (€)	Dec. 31, 2012 Cost of sales [Member] EUR (€)	Dec. 31, 2013 Sales [Member] EUR (€)	Dec. 31, 2012 Sales [Member] EUR (€)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on financial instruments, net of taxes	€ (7,646,000)	€ (7,547,000)	€ 47,353,000									€ (9,500,000)	€ (5,300,000)	€ 0	€ 4,300,000
Total anticipated income (loss) to be released to sales/cost of sales												(10,700,000)
Gain (Loss) on foreign currency cash flow hedge ineffectiveness	0	0
Derivative instruments release period	12 months
Financial instruments, Notional amount				1,144,000,000	986,986,000	2,200,000,000	159,800,000	262,146,000	8,400,000,000	1,013,053,000	624,900,000
Gain (Loss) in Consolidated Statements of Operations resulting from effective cash flow hedge	2,300,000	8,700,000	(58,100,000)
Gain (Loss) from derivative financial instruments measured at fair value	€ 62,500,000	€ 3,000,000	€ (38,300,000)